Other Assets	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Other Assets
9.	OTHER ASSETS
The Company’s other assets were as follows, as at:

	January 31, 2023	January 31, 2022

Prepaids	$45.3	$36.1
Deferred financing cost	4.9	4.1
Other [a]	19.8	102.8
Total other assets	$70.0	$143.0
Current	66.7	140.1
Non-current	3.3	2.9
Total other assets	$70.0	$143.0
[a]
The balance is mainly attributable to the substantially completed units awaiting installation of missing components at dealers for which the legal property title has been transferred while not qualifying for revenue recognition as at January 31, 2023 (refer to note 2n)). The Company was either compensated for those units through its amended financing agreement with its third-party financing provider (refer to note 32) or has an unconditional right to be compensated, which ultimately resulted in the deferral of revenue recognition. The revenue will be recognized upon completion of its performance obligation, concurrently with the aforementioned other asset that will be recognized as cost of sales.